Lease Operations - Lessee (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Amounts Recognized in Statement of Net Income Loss
Lease amounts recognized in the Consolidated Statement of Income:

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Sublease revenues	16	8	12
Depreciation expenses	(1,279)	(1,209)	(1,060)
Interest expenses	(302)	(227)	(271)
Lease expenses for low value assets	(84)	(87)	(82)
Variable expenses not include in lease liabilities	(68)	(66)	(81)

Total	(1,717)	(1,581)	(1,482)

Disclosure Details Of Lease Liabilities Undiscounted
Total liabilities in accordance with remaining contractual maturities, considering their undiscounted flows, is presented below:

	12/31/2021	12/31/2020
Up to 3 months	304	333
3 months to 1 year	842	945
From 1 to 5 years	3,088	2,830
Over 5 years	1,980	1,930

Total Financial Liability	6,214	6,038